Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
3.    Investments

a. Spectrum Strategic's investments in affiliated underlying funds.

Effective December 1, 2011, Spectrum Strategic invested a portion of its assets in MB Master Fund and PGR Master Fund.  Spectrum Strategic's investment in MB Master Fund and PGR Master Fund represents approximately 7.6% and 7.9%, respectively, of the net asset value of Spectrum Strategic as of December 31, 2011.

Effective January 1, 2008, Spectrum Strategic initially invested a portion of its assets in Morgan Stanley Smith Barney BHM I, LLC (“BHM I, LLC”).  Spectrum Strategic's investment in BHM I, LLC represents approximately 86.7% and 50.0% of the net asset value of Spectrum Strategic at December 31, 2011, and 2010, respectively.

Summarized information for Spectrum Strategic's investment in BHM I, LLC as of December 31, 2011 and 2010, and MB Master Fund and PGR Master Fund as of December 31, 2011 is as follows:

December 31, 2011

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	86.7	101,259,072	(22,304,564)	n/a	n/a	n/a
PGR Master Fund	7.9	9,193,011	240,600	n/a	n/a	n/a
MB Master Fund	7.6	8,832,023	(120,388)	n/a	n/a	n/a

December 31, 2010

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	50.0	89,755,278	18,201,217	n/a	n/a	n/a

Spectrum Strategic does not directly pay BHM I, LLC, PGR Master Fund and MB Master Fund for its pro rata portion of incentive, management and administrative fees.  Such fees are directly paid by Spectrum Strategic to the respective parties.

For BHM I, LLC, PGR Master Fund and MB Master Fund contributions and withdrawals are permitted on a monthly basis.

As of December 31, 2011 and 2010, there have been no suspended redemptions, “lock up” periods or gate provisions imposed before a withdrawal can be made by the Partnership.

The tables below represent summarized Income Statement information for BHM I, LLC for the years ended December 31, 2011, 2010, and 2009, respectively, and for PGR Master Fund and MB Master Fund for the year ended December 31, 2011 to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2011	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Income (Loss)
	$	$	$	$

BHM I, LLC	(53,603)	(7,089,593)	(100,575,804)	(107,665,397)
PGR Master Fund	8,507	(110,281)	2,276,086	2,165,805
MB Master Fund	963	(325,546)	438,595	113,049

December 31, 2010	Investment Loss	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	(8,738)	(4,238,014)	34,087,359	29,849,345

December 31, 2009	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	22,591	(2,554,661)	49,563,805	47,009,144

b. Spectrum Technical's investment in Blackwater Master Fund.

On December 1, 2011, Spectrum Technical invested a portion of its assets in Blackwater Master Fund, a limited partnership organized under the partnership laws of the State of Delaware. Blackwater Master Fund was formed to permit accounts managed now or in the future by Blackwater using the Global Program, a proprietary, systematic trading program, to invest together in one trading vehicle. The General Partner is also the general partner for Blackwater Master Fund. Individual and pooled accounts currently managed by Blackwater, including Spectrum Technical, are permitted to be limited partners of Blackwater Master Fund. The General Partner and Blackwater believe that trading through this structure should promote efficiency and economy in the trading process.

Summarized information for Spectrum Technical's investment in Blackwater Master Fund as of December 31, 2011 is as follows:

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	16.4	43,800,324	731,982	Commodity Portfolio	Monthly

Spectrum Technical's investment into Blackwater Master Fund does not pay any management, incentive, or administrative fee.  Those fees are paid by Spectrum Technical.  Spectrum Technical reimburses Blackwater Master Fund for all brokerage related fees borne by Blackwater Master Fund on behalf of Spectrum Technical's investment.

    On December 31, 2011, Spectrum Technical owned approximately 52.8% of Blackwater Master Fund. It is Spectrum Technical's intention to continue to invest in Blackwater Master Fund. The performance of Spectrum Technical is directly affected by the performance of Blackwater Master Fund.

The table below represents summarized Income Statement information for Blackwater Master Fund for the year ended December 31, 2011, to meet the requirements of Regulation S-X rule 3-09, as follows:

	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

Blackwater Master Fund	9,337	(102,547)	2,948,325	2,845,778